Summary of significant accounting policies (Details) - Cik 0001821171_qell Acquisition Corp Member - USD ($)	1 Months Ended	6 Months Ended
	Nov. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Accounting policies:
Cash equivalents		$ 0	$ 0
Shares not subject to possible redemption per share	$ 0.01
Price per share	18
Equivalent intrinsic value of the warrant	0.361
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		0	$ 0
Federal depository insurance coverage		$ 250,000
Maximum
Accounting policies:
Price per share	18
Minimum
Accounting policies:
Price per share	$ 10
Cayman Islands Tax Information Authority
Accounting policies:
Tax rate (as percent)		0.00%
Class A Common Stock Subject to Redemption
Accounting policies:
Price per share		$ 10.00
Shares subject to possible redemption		32,531,686	30,212,716
Class B ordinary shares
Accounting policies:
Subject to forfeiture (in shares)		19,710,000